INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Revenue	$ 12,595	$ 9,717
Cost of sales (excluding depreciation)	7,417	6,911
Depreciation	2,208	2,032
Finance expense	347	469
Other expenses (income)	(178)	(3,100)
Income before income taxes	4,946	6,357
Income tax expense	(1,332)	(1,783)
Net income	3,614	4,574
Total comprehensive income	3,750	4,610
Cash and cash equivalents	5,188	3,314	$ 1,571
Other current assets	519	565
Total current assets	8,143	6,887
Total assets	46,506	44,392
Other current liabilities	306	622
Total current liabilities	2,220	2,376
Other non-current liabilities	1,268	823
Total liabilities	14,796	14,565
Total equity	31,710	29,827	$ 9,385
Current inventories	1,878	2,289
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	1,440	1,123
Cost of sales (excluding depreciation)	495	460
Depreciation	387	435
Finance expense	(1)	0
Other expenses (income)	43	18
Income before income taxes	516	210
Income tax expense	(94)	(16)
Net income	422	194
Total comprehensive income	422	194
Cash and cash equivalents	944	453
Other current assets	131	338
Total current assets	1,075	791
Non-current assets	4,559	4,623
Total assets	5,634	5,414
Current financial liabilities (excluding trade, other payables & provisions)	19	11
Other current liabilities	103	35
Total current liabilities	122	46
Non-current financial liabilities (excluding trade, other payables & provisions)	42	44
Other non-current liabilities	653	648
Total non-current liabilities	695	692
Total liabilities	817	738
Total equity	4,817	4,676
Jabal Sayid
Disclosure of joint ventures [line items]
Revenue	400	315
Cost of sales (excluding depreciation)	154	133
Depreciation	54	53
Finance expense	0	1
Other expenses (income)	4	(2)
Income before income taxes	188	130
Income tax expense	(40)	(27)
Net income	148	103
Total comprehensive income	148	103
Cash and cash equivalents	71	43
Other current assets	68	67
Total current assets	139	110
Non-current assets	429	464
Total assets	568	574
Current financial liabilities (excluding trade, other payables & provisions)	4	0
Other current liabilities	59	63
Total current liabilities	63	63
Non-current financial liabilities (excluding trade, other payables & provisions)	0	150
Other non-current liabilities	12	14
Total non-current liabilities	12	164
Total liabilities	75	227
Total equity	493	347
Zaldívar
Disclosure of joint ventures [line items]
Revenue	595	685
Cost of sales (excluding depreciation)	380	442
Depreciation	143	172
Finance expense	1	12
Other expenses (income)	32	10
Income before income taxes	39	49
Income tax expense	(15)	(17)
Net income	24	32
Total comprehensive income	24	32
Cash and cash equivalents	271	139
Other current assets	676	632
Total current assets	947	771
Non-current assets	1,839	1,823
Total assets	2,786	2,594
Current financial liabilities (excluding trade, other payables & provisions)	36	19
Other current liabilities	257	99
Total current liabilities	293	118
Non-current financial liabilities (excluding trade, other payables & provisions)	125	11
Other non-current liabilities	545	536
Total non-current liabilities	670	547
Total liabilities	963	665
Total equity	1,823	1,929
Current inventories	$ 607	$ 543